Fair value (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of the Analysis of Assets and Liabilities Recorded at Fair Value on a Recurring Basis by Level of the Fair Value Hierarchy
The following table sets out the fair values of financial instruments by the level of the fair value hierarchy into which each fair value measurement is categorized. It does not include fair value information for cash and cash equivalents, receivables, and payables, whose carrying amounts are a reasonable approximation of fair value, or for lease liabilities.

	2023

Fair value hierarchy	Level I	Level II	Level III	Total

Assets measured at FVOCI

Shares	5	-	4	10

Debt securities	5,644	41,031	516	47,191

Money market and other short-term investments	3,028	97	9	3,135

Other investments at fair value	-	29	-	29

	8,678	41,157	530	50,364

Financial assets measured at fair value through profit or loss

Shares	153	43	94	291

Debt securities	302	2,009	86	2,396

Money market and other short-term investments	4,041	173	-	4,215

Other investments at fair value	1	773	4,237	5,011

Derivatives	47	1,374	8	1,429

Investments in real estate	-	-	55	55

Investments in real estate for policyholders	-	-	433	433

Investments where the policyholder bears the risk	90,027	103,022	342	193,390

	94,570	107,395	5,255	207,220

Revalued amounts

Real estate held for own use	-	-	61	61

Total financial assets measured at fair value	103,248	148,551	5,846	257,645

Financial liabilities carried at fair value

Investment contracts without DPF where the policyholder bears the risk	-	65,044	-	65,044

Derivatives	39	2,434	6	2,479

Total financial liabilities measured at fair value	39	67,478	6	67,523

	2022

Fair value hierarchy	Level I	Level II	Level III	Total

Assets measured at FVOCI

Shares	5	-	4	10

Debt securities	6,353	45,073	181	51,607

Money market and other short-term investments	1,597	973	5	2,576

Other investments at fair value	-	31	-	31

	7,956	46,077	191	54,223

Financial assets measured at fair value through profit or loss

Shares	160	61	127	348

Debt securities	282	1,722	35	2,040

Money market and other short-term investments	2,084	957	1	3,042

Other investments at fair value	1	537	4,050	4,588

Derivatives	33	2,728	11	2,771

Investments in real estate	-	-	59	59

Investments in real estate for policyholders	-	-	443	443

Investments where the policyholder bears the risk	87,362	91,799	402	179,563

	89,922	97,804	5,128	192,855

Revalued amounts

Real estate held for own use	-	-	73	73

Total financial assets measured at fair value	97,878	143,881	5,392	247,151

Financial liabilities carried at fair value

Investment contracts without DPF where the policyholder bears the risk	-	55,631	-	55,631

Derivatives	51	5,111	12	5,175

Total financial liabilities measured at fair value	51	60,742	12	60,806

Schedule of Transfers between Level 1 and Level II for Financial Assets and Liabilities Recorded at Fair Value on Recurring Basis
The table below shows transfers between Level I and Level II for financial assets and financial liabilities recorded at fair value on a recurring basis.

	2023		2022

Significant transfers between level I, level II and level III	Transfers Level I to Level II	Transfers Level II to Level I	Transfers Level I to Level II	Transfers Level II to Level I

Assets measured at FVOCI

Debt securities	-	141	23	5

Money market and other short-term investments	45	245	-	460

	45	386	23	464

Financial assets measured at fair value through profit or loss

Shares	-	-	10	128

Money market and other short-term investments	-	795	-	275

Investments where the policyholder bears the risk	1	-	-	28

	1	795	10	431

Revalued amounts

Real estate held for own use	-	-	-	-

Total financial assets measured at fair value	46	1,182	34	895

Disclosures of Changes in Level 3 Assets
The following table summarizes the change of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable inputs (Level III), including realized and unrealized gains (losses) of all assets and liabilities and unrealized gains (losses) of all assets and liabilities still held at the end of the respective period.

Financial assets carried at fair value	2023	Disposal of a business	Total gains / losses in income statement	1)	Total gains / losses in OCI 2)	Purchases	Sales	Settle- ments	Net exchange difference	Reclas- sification	Transfers from levels I and II	Transfers to levels I and II	Transfers to disposal groups	On December 31, 2023	Total unrealized gains and losses for the period recorded in the P&L for instruments held on December 31, 2023 3)

FVOCI

Shares	4	-	-		-	-	-	-	-	-	-	-	-	4	-

Debt securities	181	-	(1)		11	263	(124)	(15)	(12)	-	214	(1)	-	516	-

Money markets and other short-term investments	5	-	-		4	-	-	-	-	-	-	-	-	9	-

	191	-	(1)		15	263	(124)	(15)	(12)	-	214	(1)	-	530	-

FVPL

Shares	127	-	2		-	12	(47)	-	(4)	-	5	-	-	94	3

Debt securities	35	-	17		-	38	(43)	(4)	(2)	-	46	-	-	86	(8)

Money markets and other short-term investments	1	-	-		-	-	-	-	-	-	-	(1)	-	-	-

Other investments at fair value	4,050	-	(65)		-	652	(254)	-	(144)	-	-	-	-	4,237	(70)

Derivatives	11	-	(3)		-	-	(1)	-	-	-	-	-	-	8	(3)

Investments in real estate	59	-	2		-	2	(6)	-	(1)	-	-	-	-	55	-

Investments in real estate for policyholders	443	-	(52)		-	42	(12)	-	11	-	-	-	-	433	(42)

Investments where the policyholder bears the risk	402	-	(37)		-	37	(59)	-	(1)	-	-	-	-	342	-

	5,128	-	(136)		-	782	(422)	(4)	(142)	-	51	(2)	-	5,255	(120)

Revalued amounts

Real estate held for own use	73	-	(3)		(2)	(1)	-	-	(2)	-	-	-	-	64	-

	73	-	(3)		(2)	(1)	-	-	(2)	-	-	-	-	64	-

Total financial assets measured at fair value	5,392	-	(141)		13	1,044	(546)	(19)	(157)	-	265	(3)	-	5,849	(120)

Financial liabilities carried at fair value

Investment contracts without DPF where the policyholder bears the risk	-	-	-		-	-	-	-	-	-	-	-	-	-	-

Derivatives	12	-	(6)		-	-	-	-	-	-	-	-	-	6	-

	12	-	(6)		-	-	-	-	-	-	-	-	-	6	-

1	Includes impairments and movements related to fair value hedges. Gains and losses are recorded in the line item Results from financial transactions of the income statement.
2
Total gains and losses are recorded in line items Gains / (losses) on financial assets measured at FVOCI and Gains / (losses) transferred to income statement on disposal of financial assets measured at FVOCI of the statement of comprehensive income.

3	Total gains / (losses) for the period during which the financial instrument was in Level III.

Financial assets carried at fair value	2022	Disposal of a business	Total gains / losses in income statement	1)	Total gains / losses in OCI 2)	Purchases	Sales	Settle- ments	Net exchange difference	Reclas- sification	Transfers from levels I and II	Transfers to levels I and II	Transfers to disposal groups	On December 31, 2022	Total unrealized gains and losses for the period recorded in the P&L for instruments held on December 31, 2022 3)

FVOCI

Shares	4	-	-		-	-	-	-	-	-	-	-	-	4	-

Debt securities	365	-	(1)		(73)	98	(47)	(16)	23	-	37	(207)	-	181	-

Money markets and other short-term investments	28	-	-		(23)	-	-	-	-	-	-	-	-	5	-

	398	-	(1)		(95)	98	(47)	(16)	23	-	37	(207)	-	191	-

FVPL

Shares	1,530	-	137		-	191	(365)	-	12	-	-	-	(1,378)	127	(41)

Debt securities	242	-	(11)		-	45	(3)	(5)	3	-	2	(140)	(98)	35	(12)

Money markets and other short-term investments	-	-	1		-	-	-	-	-	-	-	-	-	1	1

Loans	22,727	-	(4,529)		-	1,802	(1,825)	-	-	-	-	-	(18,175)	-	-

Other investments at fair value	3,548	-	247		-	627	(587)	(14)	229	-	-	-	-	4,050	159

Derivatives	1	-	10		-	-	-	-	-	-	-	-	-	11	10

Investments in real estate	2,643	-	(51)		-	42	(40)	-	3	7	-	-	(2,545)	59	1

Investments in real estate for policyholders	563	-	(61)		-	10	(42)	-	(27)	-	-	-	-	443	(69)

Investments where the policyholder bears the risk	895	-	43		-	(468)	876	-	(14)	-	2	-	(932)	402	(55)

	32,149	-	(4,214)		-	2,249	(1,986)	(19)	205	7	4	(140)	(23,128)	5,128	(6)

Revalued amounts

Real estate held for own use	185	(23)	(3)		-	(1)	(8)	-	4	(5)	-	-	(76)	73	-

	185	(23)	(3)		-	(1)	(8)	-	4	(5)	-	-	(76)	73	-

Total financial assets measured at fair value	32,732	(24)	(4,218)		(95)	2,346	(2,042)	(34)	232	2	41	(347)	(23,203)	5,392	(7)

Financial liabilities carried at fair value

Investment contracts without DPF where the policyholder bears the risk	(33)	-	(23)		-	(559)	721	-	-	-	1	-	(105)	-	-

Derivatives	41	-	(31)		-	-	-	-	3	-	-	-	(1)	12	-

Total financial liabilities measured at fair value	8	-	(54)		-	(559)	721	-	3	-	1	-	(106)	12	-

1	Includes impairments and movements related to fair value hedges. Gains and losses are recorded in the line item Results from financial transactions of the income statement.
2
Total gains and losses are recorded in line items Gains / (losses) on financial assets measured at FVOCI and Gains / (losses) transferred to income statement on disposal of financial assets measured at FVOCI of the statement of comprehensive income.

3	Total gains / (losses) for the period during which the financial instrument was in Level III.

Information about Significant Unobservable Inputs
The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level III financial instruments.

	Valuation technique 1)	Significant unobservable input 2)	December 31, 2023	Range (weighted average)	December 31, 2022	Range (weighted average)

Assets carried at fair value

Fair value through OCI

Shares

	Net asset value	n.a.	-	n.a.	-	n.a.

	Other	n.a.	4	n.a.	4	n.a.

			4		4

Debt securities

	Broker quote	n.a.	416	n.a.	33	n.a.

	Discounted cash flow	Constant Prepayment Rate	2	1.81%	2	40.53%

	Discounted cash flow	Constant Prepayment Rate				-

	Other	n.a.	98	n.a.	147	n.a.

			516		181

Other investments at fair value

Investment funds	Net asset value	n.a.	-	n.a.	-	n.a.

Other	Other	n.a.	9	n.a.	5	n.a.

			9		5

On December 31			530		191

Fair value through profit or loss

Shares	Net asset value	n.a.	91	n.a.	126	n.a.

Shares	Broker quote	n.a.	4	n.a.	1	n.a.

Debt securities	Broker quote	n.a.	80	n.a.	5	n.a.

Debt securities	Discounted cash flow	Constant prepayment rate	-	7.10%	-	7.80%

Debt securities	Other	n.a.	6	n.a.	30	n.a.

			180		161

Other investments at fair value

Investment funds	Net asset value	n.a.	3,532		3,439	n.a.

Tax credit investments	Discounted cash flow	Discount rate	705	6.88%	610	7.10%

Other	Other	n.a.	-		-	n.a.

			4,237		4,050

Total assets at fair value 3)			4,947		4,403

Liabilities carried at fair value

Derivatives

Embedded derivatives in insurance contracts	Discounted cash flow	Own credit spread	3	n.a	8	0.45%

Other	Discounted cash flow	Other	3	n.a	4	n.a

Total liabilities at fair value			6		12	-

1	Other in the table above (column Valuation technique) includes investments for which the fair value is uncorroborated and no broker quote is received.
2
Not applicable (n.a.) has been included when the unobservable inputs are not developed by the Group and are not reasonably available. Refer to the section Fair value measurement in this note for a detailed description of Aegon’s methods of determining fair value and the valuation techniques.

3
Investments where the policyholder bears the risk are excluded from the table above and from the disclosure regarding reasonably possible alternative assumptions. Assets where the policyholder bears the risk, and their returns, belong to policyholders and do not impact Aegon’s net result or equity. The effect on total assets is offset by the effect on total liabilities.

Carrying Values and Estimated Fair Values of Assets and Liabilities
The following table presents the carrying values and estimated fair values of assets and liabilities, excluding assets and liabilities which are carried at fair value on a recurring basis.

	Carrying amount December 31, 2023		Estimated fair value hierarchy		Total estimated fair value December 31, 2023

		Level I	Level II	Level III

Assets

Mortgage loans - held at amortized cost	10,157	-	1	9,024	9,025

Other loans - held at amortized cost	70	70	1	-	70

Liabilities

Subordinated borrowings - held at amortized cost	2,244	1,392	730	-	2,122

Trust pass-through securities - held at amortized cost	111	-	125	-	125

Borrowings – held at amortized cost	2,356	879	1,580	-	2,459

Investment contracts - held at amortized cost	10,222	-	-	8,755	8,755

	Carrying amount December 31, 2022		Estimated fair value hierarchy		Total estimated fair value December 31, 2022

		Level I	Level II	Level III

Assets

Mortgage loans - held at amortized cost	10,407	-	1	9,218	9,218

Other loans - held at amortized cost	46	39	7	-	46

Liabilities

Subordinated borrowings - held at amortized cost	2,295	1,372	663	-	2,035

Trust pass-through securities - held at amortized cost	118	-	133	-	133

Borrowings – held at amortized cost	4,051	1,289	2,825	-	4,114

Investment contracts - held at amortized cost	9,597	-	-	8,416	8,416

Carrying Values and Estimated Fair Values of Assets and Liabilities
The table that follows summarizes the carrying amounts of financial assets and financial liabilities that are classified as fair value through profit or loss, with appropriate distinction between those financial assets and financial liabilities held for trading and those that, upon initial recognition, were designated as fair value through profit or loss.

	2023		2022

	Trading	Designated	Trading	Designated

Investments where Aegon bears the risk	9,386	2,526	8,079	1,940

Investments where the policyholder bears the risk	-	193,823	-	180,006

Derivatives with positive values not designated as hedges	1,238	-	2,445

Total financial assets at fair value through profit or loss	10,625	196,349	10,524	181,946

Investment contracts without DPF where the policyholder bears the risk	-	65,044	-	55,631

Derivatives with negative values not designated as hedges	1,466	-	3,958	-

Total financial liabilities at fair value through profit or loss	1,466	65,044	3,958	55,631

Summary of Gains and losses recognized in the income statement on financial assets and financial liabilities
Gains and losses recognized in the income statement on financial assets and financial liabilities classified as fair value through profit or loss can be summarized as follows:

	2023		2022

	Trading	Designated	Trading	Designated

Net gains and (losses)	(1,244)	21,207	(4,431)	(35,205)